Acquisitions, Dispositions and Other Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions, Dispositions and Other Transactions
Schedule of operating results of TLC included in the Company's consolidated statements of operations

The following table presents the operating results of TLC included in the Company's consolidated statements of operations for the period beginning March 19, 2013 to December 31, 2013.

Revenues	$72,666,018

Net loss attributed to CVSL	$(1,623,461)

Schedule of unaudited pro forma consolidated results

	Year Ended December 31,
	2013*	2012**
Revenues	$101,330,694	$116,046,062
Net loss attributed to CVSL	(10,080,898)	(9,544,932)
Basic and diluted loss per share:
Weighted average common share outstanding	994,102,491	451,274,391
Net loss per share attributable to CVSL	$(0.01)	$(0.02)
*
Includes a proforma adjustment representing interest expense associated with the $6.5 million convertible note and $4.0 million promissory note for the time period January 1, 2013 to March 18, 2013.

**
We increased revenues by $2,245,907 to reflect the reclassifications made during the year-ended December 31, 2013, discussed in footnote (2). We removed one time nonrecurring expenses for impairment of property, plant and equipment for $12,144,038 and loss on disposal of assets for $11,324,399. The adjustments were made to properly reflect TLC's operating results. We increased interest expense by $360,948 to reflect the interest expense associated with the $6.5 million convertible note and $4.0 million promissory note.

Summary of fair value of TLC, YIAH, TBT, AEI, MSK and Paperly's balance sheets

	TLC	AEI	All Other	Total
Assets
Current assets:
Cash and cash equivalents	$84,062	$2,454,236	$9,869	$2,548,167
Accounts receivable	259,602	70,656	43,458	373,716
Inventory	19,892,740	2,642,320	410,884	22,945,944
Prepaid expenses and other	1,074,420	2,287,575	7,696	3,369,691

Total current assets	21,310,824	7,454,787	471,907	29,237,518
Property, plant and equipment	28,469,390	241,089	51,208	28,761,687
Goodwill	—	1,937,801	2,487,535	4,425,336
Intangibles, net	—	3,764,102	—	3,764,102
Other assets	3,946,570	553,194	44,335	4,544,099

Total assets	$53,726,784	$13,950,973	$3,054,985	$70,732,742

Liabilities and stockholders' equity
Current liabilities:
Accounts payable—trade	$6,383,107	$1,952,801	$202,922	$8,538,830
Accounts payable—related party	—	6,091	251,931	258,022
Line of credit payable	9,319,612	—	40,615	9,360,227
Accrued commissions	204,042	4,476,382	—	4,680,424
Deferred revenue	4,132,386	196,504	—	4,328,890
Current portion of long-term debt	354,390	306,965	—	661,355
Other current liabilities	3,758,003	2,401,793	585,426	6,745,222

Total current liabilities	24,151,540	9,340,536	1,080,894	34,572,970
Long-term debt	9,265,766	1,393,035	—	10,658,801
Other long-term liabilities		50,928	14,533	65,461

Total liabilities	33,417,306	10,784,499	1,095,427	45,297,232
Stockholders' equity:			—	—
Stockholders' equity attributable to CVSL	10,500,000	3,162,063	1,944,875	15,606,938
Stockholders' equity attributable to noncontrolling interest	9,809,478	4,411	14,683	9,828,572

Total stockholders' equity	20,309,478	3,166,474	1,959,558	25,435,510

Total liabilities and stockholders' equity	$53,726,784	$13,950,973	$3,054,985	$70,732,742